Derivative Liability (Details) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 13, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Common stock, par value (USD per share)				$ 0.0001	$ 0.0001
Loss on derivative liability			$ 3,400,000
Gain on derivative liability		$ 5,500,000
Derivative liability				$ 0
NantKwest
Derivative [Line Items]
Number of common shares held (in shares)			5,600,000
Common stock, par value (USD per share)			$ 0.0001
Call Option
Derivative [Line Items]
Contractual option premium associated with option agreement		$ 0
Call Option | Cambridge Equities LP
Derivative [Line Items]
Underlying maximum shares (in shares)	2,000,000
Number of shares right to purchase (in shares)		2,000,000
Strike price per share (USD per share)		$ 15.295